STOCKHOLDERS’ EQUITY - Warrants Issued in Connection with Amended 2020 Loan Agreement (Details) - $ / shares	Mar. 31, 2024	Dec. 31, 2023
July 15, 2030
Class of Warrant or Right [Line Items]
Shares of Common Stock Issuable Upon Exercise of Warrants (in shares)	7,354	7,354
Exercise Price per Share (in dollars per share)	$ 17.00	$ 17.00
February 18, 2032
Class of Warrant or Right [Line Items]
Shares of Common Stock Issuable Upon Exercise of Warrants (in shares)	40,000	40,000
Exercise Price per Share (in dollars per share)	$ 45.00	$ 45.00